RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - General and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
Salaries, incentives and benefits	$ 18,655	$ 17,907
Audit, legal and consulting	4,186	4,194
Trustee/director fees including distributions, revaluations and expenses	1,208	2,825
RSU and PSU compensation expense including distributions and revaluations	4,454	7,782
Other public entity costs	2,605	2,629
Office rents including property taxes and common area maintenance costs	662	623
Capital tax (recovery) expense	(897)	995
Information technology costs	2,633	2,524
Corporate restructuring costs	3,471	147
Other	2,386	2,332
Total	39,363	41,958
Less: capitalized general and administrative expenses	(454)	(518)
General and administrative expenses	$ 38,909	$ 41,440